Other Accounts Receivable - Schedule of Other Accounts Receivable (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Advances to suppliers (a)	S/ 149,464	S/ 79,455
Income tax on-accountpayments (b)	125,176	202,045
Fiscal credit (c)	81,732	80,091
Guarantee deposits (d)	113,429	95,916
Restricted Fund	61,993	14,067
Temporary tax on net assets	21,934	21,204
Taxes receivable	31,875	13,954
Claims to SUNAT (pre-paidtaxes)	33,478	51,301
Rental and sale of equipment	27,970	13,640
Receivables from personnel	6,737	10,726
Other	19,751	58,531
Total	765,445	649,516
Non-current
Advances to suppliers	255,181	225,567
Income tax on-account payments	2,607
Fiscal credit	30,680	52,225
Guarantee deposits	0	0
Restricted Fund	44,770
Temporary tax on net assets	0	0
Taxes receivable	33,428
Claims to SUNAT (pre-paidtaxes)	38,082	23,526
Rental and sale of equipment	0	0
Receivables from personnel	0	0
Other	9,196	17,957
Total	470,852	357,952
Others [member]
Current
Claims to third parties	109,491	26,529
Non-current
Claims to third parties	41,072	32,669
Petroleos Del Peru S. A. Petroperu S.A. [Member]
Current
Claims to third parties	3,619	16,879
Non-current
Claims to third parties	53,918	29,534
SUNAT [member]
Current
Claims to SUNAT (pre-paidtaxes)	12,274	16,479
Non-current
Claims to SUNAT (pre-paidtaxes)	S/ 0	S/ 0